Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Loans SecurityLoan	Dec. 31, 2013 SecurityLoan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Historical loss percentage period for portfolio segments	3 years
Allowance for loan losses	$ 14,268	$ 16,528
Number Of Loans Charged Off	11
Provision for loan losses	1,500	1,100
Number of days past due for loans to be considered as nonperforming	90 days
Reasonable period for nonperforming TDRs to be returned to performing status	6 months
Number of days reaching where loans are considered for nonaccrual status	90 days
Conditions where loans are considered for nonaccrual status	A loan may be returned to accruing status only if one of three conditions are met the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months.
Defaulted loans	0	0
Impaired loans	Greater than $500
Company Collateral [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses	1,436
TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 895